CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) shares in Thousands	Dec. 31, 2021	Dec. 31, 2020
Net of allowances	$ 42,650,000	$ 35,156,000
Loans to and interest receivable	219,679,000	158,622,000
Loans to and interest receivable	480,786,000	0
Current liabilities	$ 2,159,019,000	$ 958,370,000
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	2,400,000	2,400,000
Ordinary shares, shares issued	236,553	227,688
Ordinary shares, shares outstanding	236,553	227,688
Class A ordinary shares
Ordinary shares, shares authorized	1,800,000	1,800,000
Ordinary shares, shares issued	140,274	125,909
Class B ordinary shares
Ordinary shares, shares authorized	200,000	200,000
Ordinary shares, shares issued	96,279	101,779
Ordinary shares to be designated
Ordinary shares, shares authorized	400,000	400,000
Consolidated VIEs | Without recourse
Current liabilities	$ 710,915,000	$ 538,269,000
Alibaba
Net of allowances	0	0
Other related parties
Net of allowances	0	6,095,000
Loans to and interest receivable	5,307,000	15,884,000
Third parties
Net of allowances	$ 42,650,000	$ 29,061,000